Taxation - Summary of Components of Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 3,561	¥ 5,546	¥ 5,873
(Charged)/Credited to the statements of income	(2,423)	(2,259)	(6)
(Charged)/credited to other comprehensive income	1	3	(2)
Ending balance	1,139	3,561	5,546
Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,714	1,868	1,553
(Charged)/Credited to the statements of income	204	(154)	50
Ending balance	1,918	1,714	1,868
Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,354	1,403	1,451
(Charged)/Credited to the statements of income	(48)	(49)	(48)
Ending balance	1,306	1,354	1,403
Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,303	2,244	2,433
(Charged)/Credited to the statements of income	(933)	(941)	(189)
Ending balance	370	1,303	2,244
Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	3,180	2,554	1,693
(Charged)/Credited to the statements of income	161	626	861
Ending balance	3,341	3,180	2,554
Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	445	697	787
(Charged)/Credited to the statements of income	(64)	(252)	(90)
Ending balance	381	445	697
Gain from Tower Assets Disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(372)	(745)	(1,118)
(Charged)/Credited to the statements of income	372	373	373
Ending balance		(372)	(745)
Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(5,921)	(3,870)	(2,243)
(Charged)/Credited to the statements of income	(2,651)	(2,051)	(1,627)
Ending balance	(8,572)	(5,921)	(3,870)
Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(229)	(584)
(Charged)/Credited to the statements of income	190	355
Ending balance	(39)	(229)	(584)
Depreciation Charge of right of us asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	271
(Charged)/Credited to the statements of income	99
Ending balance	370	271
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,816	1,979	1,317
(Charged)/Credited to the statements of income	247	(166)	664
(Charged)/credited to other comprehensive income	1	3	(2)
Ending balance	2,064	1,816	1,979
Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	3,290	5,865
Ending balance		3,290	5,865
Previously stated [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,714	1,603
Ending balance		1,714	1,603
Previously stated [member] | Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,354	1,403
Ending balance		1,354	1,403
Previously stated [member] | Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,303	2,244
Ending balance		1,303	2,244
Previously stated [member] | Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	3,180	2,554
Ending balance		3,180	2,554
Previously stated [member] | Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	445	697
Ending balance		445	697
Previously stated [member] | Gain from Tower Assets Disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(372)	(745)
Ending balance		(372)	(745)
Previously stated [member] | Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(5,921)	(3,870)
Ending balance		(5,921)	(3,870)
Previously stated [member] | Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(229)
Ending balance		(229)
Previously stated [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,816	1,979
Ending balance		1,816	1,979
Impact on initial application of IFRS 15 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(584)
Ending balance			(584)
Impact on initial application of IFRS 15 [member] | Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(584)
Ending balance			(584)
Impact on initial application of IFRS 9 (2014) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		265
Ending balance			265
Impact on initial application of IFRS 9 (2014) [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		265
Ending balance			¥ 265
Increase Decrease Due To Application Of IFRS 16 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	271
Ending balance		271
Increase Decrease Due To Application Of IFRS 16 [member] | Depreciation Charge of right of us asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 271
Ending balance		¥ 271